ACQUISITIONS AND DISPOSITIONS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2010	Dec. 31, 2012 Vehicle Care division	Dec. 31, 2011 Vehicle Care division
Dispositions
Consideration from sale of business	$ 13.0		$ 116.9
Gain on sale of business, before tax			76.3
Gain on sale of business, after tax			47.5
Sales of disposed operation				65
Gain on sale of investment	$ 13.0	$ 5.9